As filed with the Securities and Exchange Commission on September 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

ADVISOR CLASS (FARAX)

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2016

TABLE OF CONTENTS

SHAREHOLDER LETTER	1
PERFORMANCE SUMMARY	4
EXPENSE EXAMPLE	5
CONSOLIDATED ALLOCATION OF PORTFOLIO HOLDINGS	7
CONSOLIDATED SCHEDULE OF INVESTMENTS	8
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	13
CONSOLIDATED STATEMENT OF OPERATIONS	14
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS	15
CONSOLIDATED FINANCIAL HIGHLIGHTS	16
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
ADDITIONAL INFORMATION	33
TRUSTEES AND OFFICER INFORMATION	34
PRIVACY NOTICE	36

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment August 1st 2015 to June 30th 2016

The investment landscape has been characterized by significant volatility and heightened risk aversion; which proved to be a challenging environment for risk assets, resulting in low or negative returns across most asset classes. Whilst Government bonds1 posted modest gains (+6.3%), global equities2 posted losses (-5.8%) amidst sharp bouts of volatility and dispersion by region (US3 +0.5%, Europe ex-UK4 -14.2%, Japan5 -25.0%, Emerging Markets6 -3.5%); and commodities showed signs of stabilization having witnessed very sharp declines in the last quarter of 2015.

The period started with a disorderly backdrop for global markets as Chinese policy markets orchestrated a surprise devaluation in their currency. Negative sentiment was exacerbated by the US Federal Reserve’s determination to raise interest rates despite increased uncertainty in other parts of the world.

Beginning the year, markets continued to focus on slowing growth in China, skepticism over the effectiveness of monetary policy and vulnerabilities in emerging market economies. Elevated worries about global growth drove oil prices and emerging market currencies sharply lower, and the turbulence spilled over to advanced economies as weaker economic data made investors increase the probability of recessionary scenarios.

The deteriorating global backdrop prompted an easing of monetary policy from the major central banks which was not previously anticipated by markets. The European Central Bank and Bank of Japan actions were largely ignored by the market; however the reaction to the Federal Reserve’s decision to delay further interest rate hikes was a much more positive one. By the end of the first quarter calm returned, as the combination of better economic activity especially in the US and China, and supportive monetary policy lent support to a recovery in risk assets.

Two major themes dominated the second quarter. The first was speculation concerning the timing of the next tightening by the US Federal Reserve. The second major theme, and arguably the focal point, was the UK referendum on membership of the EU. Going into the referendum, both momentum and market pricing favored the Remain camp. The surprise vote in favor of leaving sparked a surge in volatility and a large fall in global equities, which in Europe7 (-8.6%) saw the largest one day loss since 2008. The UK pound also depreciated significantly, posting losses in excess of 8% on the day.

Equities have broadly recovered from the post referendum shock but with continued divergence at both the region and sector levels. Government bond yields continued to fall, with the bulk of the fall following the result of the UK referendum; yields in the US, UK, Germany and Japan all hit record lows.

Fund Performance

For the fiscal period ended June 30, 2016, Fulcrum Diversified Absolute Return Fund Super Institutional Class shares had a total return of -4.40%.

Despite the volatile backdrop, portfolio returns were within expectations with losses from our directional exposures being offset by gains in hedging, relative value and diversifying strategies, especially during the height of the market volatility.

The main contributors over the period were US inflation-linked government bonds, which benefited as deflation fears subsided following a stabilization in commodity prices, and also as the US Federal Reserve indicated that rate rises would likely take a more benign path. Low exposure to commodities mitigated losses stemming from the significant weakness experienced in the asset class during 2015, and enabled the portfolio to benefit from adding long exposure to gold and gold mining stocks at the beginning of 2016, with central bank credibility coming under increasing scrutiny.

The main detractor has been the directional equity exposure and notably the exposure to Japan and Europe financials.

Diversifying strategies provided protection during the height of market volatility, benefiting from the sharp fall in government bond yields and a large appreciation of the Japanese yen against the UK pound.

Hedging contributed positively, especially when global equities fell sharply and volatility increased.

Looking ahead, our approach in constructing a diversified portfolio of ideas should enable us to navigate volatile asset markets without experiencing significant drawdowns.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

 1: Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.  (Source: Barclays)

2: MSCI World Index Hedged Daily measures the equity market performance of developed markets. (Source: MSCI)

3: MSCI Daily Total Return Net USA Local measures the equity market performance of the United States (Source: MSCI)

4: MSCI Daily Total Return Net Europe ex UK Local measures the equity market performance of the developed markets in the Europe, excluding United Kingdom (Source: MSCI)

5: MSCI Daily Total Return Net Japan Local measures the equity market performance in Japan (Source: MSCI)

6: MSCI Daily Total Return Net Emerging Markets Local measures the equity market performance of the emerging markets (Source: MSCI)

7: MSCI Daily Total Return Net Europe Local measures the equity market performance of the developed markets in the Europe (Source: MSCI)

It is not possible to invest directly in an index

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund
PERFORMANCE SUMMARY
June 30, 2016 (Unaudited)

Hypothetical comparison of Change in Value of $10,000

$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$10,044
$9,560
08/01/2015
08/31/2015
09/30/2015
10/31/2015
11/30/2015
12/31/2015
01/31/2016
02/29/2016
03/31/2016
04/30/2016
05/31/2016
06/30/2016
Fulcrum Diversified Absolute Return Fund - Institutional Class
USD LIBOR

Investment Returns
For the period ended June 30, 2016
Since Inception
Fulcrum Diversified Absolute Return Fund
Advisor Class *	0.32%
Institutional Class **	-4.40%
Super Institutional Class **	-4.40%
USD LIBOR	0.44%

* Commencement of operations on May 12, 2016.
** Commencement of operations on August 1, 2015.

Fulcrum Diversified Absolute Return Fund
Expense Example
June 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fulcrum Diversified Absolute Return Fund
Expense Example
June 30, 2016 (Unaudited)
Expenses Paid During the Period

	Beginning Account Value (1)	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (2)

Advisor Class
Actual Fund Return	$1,000.00	$1,003.20	1.46%	$2.04
Hypothetical 5% Return	$1,000.00	$1,017.60	1.46%	$2.05
Institutional Class
Actual Fund Return	$1,000.00	$ 978.50	1.16%	$5.71
Hypothetical 5% Return	$1,000.00	$1,019.09	1.16%	$5.83
Super Institutional Class
Actual Fund Return	$1,000.00	$ 978.50	1.06%	$5.21
Hypothetical 5% Return	$1,000.00	$1,019.60	1.06%	$5.32

(1)	The Advisor Class commenced operations on May 12, 2016.
(2)
Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/366 for the Institutional and Super Institutional Classes, and 51/366 for Advisor Class (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Absolute Market Value *
June 30, 2016 (Unaudited)

U.S. Treasury Bills, 82.0%
German Treasury Bills, 15.5%
Purchased Options, 1.0%
Forward Currency Contracts, 0.7%
Futures Contracts, 0.6%
Written Options, 0.2%
Total Return Swaps, 0.0%
Credit Default Swap, 0.0%

* As a percent of total investments

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2016

PURCHASED OPTIONS - 0.8%	Contracts		Value
Put Options - 0.1%
CBOE Market Volatility Index at $16.00, July 2016	2,309		$219,355
EURO STOXX 50 Volatility Index at 21.00, July 2016 (3)	950		15,814
Total Put Options Purchased (Premiums Paid $183,364)			235,169

Currency Options - 0.7%	Notional
USD Put / GBP Call at 1.355, July 2016	40,991,460	USD	1,015,206
CAD Call / USD Put at 1.325, July 2016	39,240,000	USD	21,856
USD Call / GBP Put at 1.500, July 2016	7,413,000	USD	–
Total Currency Options Purchased (Premiums Paid $965,649)			1,037,062

Binary Option - 0.0%
S&P 500 Index < 2011 & US 10-year Constant Maturing Swap > 2%, July 2016 (4)	1,353,700	USD	–
S&P 500 Index < 2000 & US 10-year Constant Maturing Swap > 2%, September 2016 (4)	1,035,000	USD	2,582
S&P 500 Index < 2050 & US 10-year Constant Maturing Swap > 2%, September 2016 (4)	200,000	USD	1,127
Total Binary Option Purchased (Premiums Paid $181,897)			3,709

TOTAL PURCHASED OPTIONS (Cost $1,330,910)			1,275,940

SHORT-TERM INVESTMENT - 75.2%	Principal
German Treasury Bills - 12.0% (1) (2)	Amount
(0.577%), 09/14/2016	8,500,000	EUR	19,166,969
Total German Treasury Bills (Cost $19,562,217)			19,166,969

United States Treasury Bills - 63.2% (2)
0.325%, 07/21/2016	500,000	USD	499,951
0.411%, 08/11/2016	10,000,000	USD	9,997,750
0.477%, 09/01/2016	13,000,000	USD	12,994,722
0.466%, 09/08/2016	17,000,000	USD	16,993,642
0.452%, 09/15/2016	21,000,000	USD	20,990,865
0.346%, 10/26/2016	20,000,000	USD	19,984,220
0.381%, 11/03/2016	20,000,000	USD	19,983,400
Total United States Treasury Bills (Cost $101,400,465)			101,444,550

TOTAL SHORT-TERM INVESTMENT (Cost $120,962,682)			120,611,519

Total Investments (Cost $122,293,592) - 76.0%			121,887,459
Other Assets in Excess of Liabilities - 24.0%			38,542,102
TOTAL NET ASSETS - 100.00%			$160,429,561

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.
(3)	Position held in Subsidiary.
(4)	One-touch option, option will pay only if both terms are met.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2016

WRITTEN OPTIONS - (0.11%)
	Notional		Value
Currency Options Written - (0.11%)
USD Call / GBP Put at 1.500, July 2016	(15,126,000)	USD	$–
USD Put / GBP Call at 1.305, July 2016	(39,478,860)	USD	(176,477)
USD Put / CAD Call at 1.342, July 2016	(39,240,000)	USD	(5,297)
Total Currency Options Written (Premiums Received $627,103)			$(181,774)

TOTAL WRITTEN OPTIONS (Premiums Received $627,103)			$(181,774)

FORWARD CURRENCY CONTRACTS (1)

Settlement Date	Currency Delivered	Pay Amount	USD Value June 30, 2016	Currency Received	Receive Amount	USD Value June 30, 2016	Unrealized Appreciation/ (Depreciation)
September 14, 2016	EUR	17,250,000	$19,197,660	USD	19,697,158	$19,697,158	$499,498
September 20, 2016	CLP	41,842,895	62,746	USD	61,126	61,126	(1,620)
September 21, 2016	AUD	7,639,000	5,679,736	USD	5,613,901	5,613,901	(65,835)
September 21, 2016	BRL	551,950	167,455	USD	160,000	160,000	(7,455)
September 21, 2016	CAD	7,214,381	5,584,984	USD	5,681,100	5,681,100	96,116
September 21, 2016	EUR	8,045,106	8,955,938	USD	9,025,000	9,025,000	69,062
September 21, 2016	GBP	2,850,000	3,797,220	USD	4,036,173	4,036,173	238,953
September 21, 2016	HUF	22,777,960	80,044	USD	80,000	80,000	(44)
September 21, 2016	IDR	1,496,292,157	111,561	USD	110,000	110,000	(1,561)
September 21, 2016	INR	8,248,039	120,427	USD	120,000	120,000	(427)
September 21, 2016	JPY	1,086,050,810	10,548,243	USD	10,655,000	10,655,000	106,757
September 21, 2016	KRW	6,419,134,420	5,568,282	USD	5,447,430	5,447,430	(120,852)
September 21, 2016	NOK	586,472	70,068	USD	70,000	70,000	(68)
September 21, 2016	PHP	8,479,668	179,596	USD	180,000	180,000	404
September 21, 2016	PLN	2,626,995	664,588	USD	683,350	683,350	18,762
September 21, 2016	RUB	4,629,061	70,790	USD	69,570	69,570	(1,220)
September 21, 2016	SEK	2,628,789	311,862	USD	319,694	319,694	7,832
September 21, 2016	SGD	67,766	50,260	USD	50,000	50,000	(260)
September 21, 2016	TRY	179,334	61,131	USD	60,000	60,000	(1,131)
September 21, 2016	TWD	8,211,101	255,017	USD	255,591	255,591	574
September 21, 2016	USD	5,656,259	5,656,259	AUD	7,639,000	5,679,736	23,477
September 21, 2016	USD	589,588	589,588	BRL	2,089,431	633,906	44,318
September 21, 2016	USD	150,000	150,000	CLP	101,501,700	152,195	2,195
September 21, 2016	USD	3,796,913	3,796,913	GBP	2,850,000	3,797,220	307
September 21, 2016	USD	155,382	155,382	HUF	42,907,304	150,780	(4,602)
September 21, 2016	USD	3,228,774	3,228,774	IDR	43,017,361,033	3,207,303	(21,471)
September 21, 2016	USD	255,871	255,871	INR	17,360,412	253,474	(2,397)
September 21, 2016	USD	270,000	270,000	KRW	314,389,221	272,717	2,717
September 21, 2016	USD	9,471,800	9,471,800	MXN	173,743,548	9,422,834	(48,966)
September 21, 2016	USD	169,076	169,076	NOK	1,389,491	166,007	(3,069)
September 21, 2016	USD	547,437	547,437	PHP	25,383,822	537,619	(9,818)
September 21, 2016	USD	340,000	340,000	PLN	1,341,676	339,423	(577)
September 21, 2016	USD	140,000	140,000	RUB	9,248,876	141,439	1,439
September 21, 2016	USD	50,000	50,000	SEK	421,679	50,025	25
September 21, 2016	USD	580,491	580,491	SGD	784,885	582,125	1,634
September 21, 2016	USD	482,372	482,372	TRY	1,433,823	488,758	6,386
September 21, 2016	USD	410,000	410,000	TWD	13,214,505	410,410	410
September 21, 2016	USD	220,000	220,000	ZAR	3,345,473	223,277	3,277
September 21, 2016	ZAR	5,099,770	340,358	USD	335,456	335,456	(4,902)
							827,868
(1) J.P. Morgan Securities, Inc. is counterparty to all contracts.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2016

TOTAL RETURN SWAPS
Counterparty	Referenced Obligation	Rate (paid) received	Termination Date	Notional		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Investment Bank	JPCMFMIN Index (1)	USD LIBOR 1M	6/21/2017	1,717,074	USD	$ 190,334
	JPCMFPEG Index (2)	USD LIBOR 1M	6/21/2017	835,698	USD	(8,821)
	JPEBCSMI Index (3)	CHF LIBOR 1M	6/21/2017	1,671,012	CHF	(6,107)
	JPTAOBRL Index (4)	BRL CDI -4.78%	6/21/2017	(193,152)	BRL	(6,629)
	S&P 500 Consumer Discretionary Sector Index	USD LIBOR 1M -0.2%	6/21/2017	(7,420,127)	USD	38,758
	S&P 500 Consumer Staples Sector Index	USD LIBOR 1M	6/21/2017	1,903,761	USD	46,241
	S&P 500 Health Care Sector Index	USD LIBOR 1M	6/21/2017	1,897,929	USD	40,171
	STOXX Europe 600 Basic Resource Index	EURIBOR 1M - 0.6%	6/21/2017	(2,476,181)	EUR	(3,202)
	STOXX Europe 600 Food & Beverage Index	EURIBOR 1M - 0.45%	6/21/2017	(4,167,158)	EUR	(22,852)
	STOXX Europe 600 Telecommunications Index	EURIBOR 1M	6/21/2017	6,612,362	EUR	(180,821)
	TOPIX Bank Index	JPY LIBOR 1M	6/21/2017	208,821,919	JPY	(131,531)
Morgan Stanley	STOXX Europe 600 Basic Resource Index	EURIBOR 1M - 0.6%	6/21/2017	(1,025,636)	EUR	(1,293)

TOTAL OF TOTAL RETURN SWAPS						$ (45,752)

CREDIT DEFAULT SWAP

Counterparty	Buy / Sell Protection	Reference Entity	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount	Up Front Premium Paid / (Received)	Fair Value	Unrealized (Depreciation)
J.P. Morgan Investment Bank	Buy	Markit iTraxx Europe Crossover Index	5.00%	6/20/2021	13,982,000 EUR	$(929,583)	$(931,041)	$(1,458)

TOTAL OF CREDIT DEFAULT SWAP						$(929,583)	$(931,041)	$(1,458)

(1) JPCMFMIN Index is a custom basket of mining companies.
(2) JPCMFPEG Index is a custom basket of private equity companies.
(3) JPEBCSMI Index is a custom basket of Swiss stocks.
(4) JPTAOBRL Index is a custom basket of Brazil stocks.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South-Korean Won
MXN - Mexican Peso
NOK - Norwegian Kroner
PHP - Philippine Peso
PLN - Polish Zloty
RUB Russian Rouble
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish New Lira
TWD - Taiwan Dollar
USD - US Dollar
ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2016

FUTURES CONTRACTS
Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Amsterdam Exchanges Index	6	$571,901	July 2016	$19,764
Australia SPI 200 Index	16	1,519,346	September 2016	12,497
Australian 10 Year Government Bond	11	803,892	September 2016	10,154
Australian Dollar	(2)	(148,360)	September 2016	(190)
Brent Crude (1)	(2)	(102,640)	September 2016	5,856
British Pound	(12)	(1,007,400)	September 2016	83,721
CAC 40 Index	38	1,767,584	July 2016	30,945
Canadian 10 Year Government Bond	13	1,484,895	September 2016	34,099
Canadian Dollar	2	154,080	September 2016	(3,265)
Coffee 'C' (1)	2	108,338	September 2016	4,906
Copper (1)	(2)	(109,300)	September 2016	(881)
Corn (1)	10	188,875	September 2016	(30,055)
Crude Oil (1)	(3)	(149,640)	August 2016	10,042
DAX Index	(1)	(265,994)	September 2016	(1,930)
E-mini Dow	3	264,360	September 2016	3,655
E-mini S&P 500	71	7,337,140	September 2016	115,570
Euro FX Currency	(10)	(1,392,938)	September 2016	10,966
EURO STOXX 50 Index	179	5,599,834	September 2016	185,982
Euro-BTP Italian Government Bond	8	1,260,948	September 2016	15,704
Euro-Bund	(40)	(7,409,610)	September 2016	(127,671)
Euro-BUXL 30 Year Bond	2	433,204	September 2016	32,802
Feeder Cattle (1)	(2)	(143,050)	August 2016	(1,231)
Financial Times Stock Exchange 100 Index	(21)	(1,751,887)	September 2016	(43,846)
FTSE/JSE Top 40 Index	(1)	(31,327)	September 2016	507
FTSE/MIB Index	(1)	(88,420)	September 2016	1,324
Gold 100 oz (1)	44	5,799,347	August 2016	185,120
Hang Seng China Enterprises Index	31	1,713,010	July 2016	85,698
Hang Seng Index	4	527,990	July 2016	27,693
Hard Red Winter Wheat (1)	(5)	(104,938)	September 2016	13,770
IBEX 35 Index	5	446,843	July 2016	4,275
Japanese 10 Year Government Bond	3	4,444,294	September 2016	22,925
Japanese Yen	9	1,099,913	September 2016	36,596
Lean Hogs (1)	(1)	(33,330)	August 2016	1,821
Live Cattle (1)	(5)	(228,250)	August 2016	6,011
London Metal Exchange Copper (1)	(1)	(120,994)	August 2016	(6,853)
London Metal Exchange Lead (1)	(2)	(88,475)	August 2016	(3,306)
London Metal Exchange Nickel (1)	(2)	(113,040)	August 2016	(5,550)
London Metal Exchange Primary Aluminum (1)	1	40,931	September 2016	878
London Metal Exchange Tin (1)	1	85,480	August 2016	740
London Metal Exchange Zinc (1)	3	156,750	September 2016	4,922
Long Gilt	(48)	(8,157,514)	September 2016	(55,028)
Low Sulphur Gas Oil (1)	(4)	(181,500)	August 2016	4,517
Mexican Peso	(22)	(589,050)	September 2016	2,800
mini MSCI Emerging Markets Index	208	8,587,280	September 2016	409,381
MSCI Taiwan Stock Index	2	62,620	July 2016	2,414
Natural Gas (1)	(5)	(143,150)	August 2016	(17,373)
New Year Harbor Ultra-Low Sulfur Diesel (1)	(2)	(129,889)	August 2016	6,807
New Zealand Dollar	9	638,280	September 2016	6,959
OMX Stockholm 30 Index	24	371,104	July 2016	5,669
Palladium (1)	(2)	(118,110)	September 2016	(10,835)
Platinum (1)	(1)	(50,675)	October 2016	(2,268)
RBOB Gasoline (1)	(1)	(64,609)	August 2016	5,540

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2016

FUTURES CONTRACTS (Continued)
Futures Contracts	Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Robusta Coffee (1)	1	$17,280	September 2016	$(112)
Russell 2000 Mini Index	1	112,910	September 2016	347
S&P/Toronto Stock Exchange 60 Index	17	2,138,241	September 2016	11,806
SGX MSCI Singapore Index	2	46,173	July 2016	1,784
SGX Nikkei 225 Index	85	6,408,028	September 2016	(444,025)
Silver (1)	33	3,039,300	September 2016	105,707
Soybean (1)	2	111,250	November 2016	956
Soybean Meal (1)	3	117,030	December 2016	2,168
Soybean Oil (1)	1	18,864	December 2016	(903)
STOXX 600 Banks Index	272	1,868,472	September 2016	(97,004)
Sugar No. 11 (1)	7	164,718	October 2016	5,790
Swiss Franc	(1)	(128,088)	September 2016	2,681
U.S. 10 Year Treasury Note	12	1,596,750	September 2016	(3,677)
U.S. 2 Year Treasury Note	32	7,011,000	September 2016	31,712
U.S. Treasury Long Bond	5	856,250	September 2016	39,397
Wheat (1)	(2)	(44,450)	September 2016	4,894
White Sugar (1)	7	198,870	August 2016	15,236

				$779,505
(1) Position held in Subsidiary

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Assets and Liabilities
June 30, 2016

Assets
Investments, at value (cost $120,962,682)	$120,611,519
Purchased options, at value (premiums paid $1,330,910)	1,275,940
Total Investments (cost and premiums paid $122,293,592)	121,887,459

Cash	9,837,837
Cash collateral for derivative instruments	12,850,000
Deposits with brokers for derivative instruments	12,585,958
Foreign currency, at value (proceeds $370,068)	348,553
Unrealized appreciation on forward currency contracts	827,868
Unrealized appreciation on swaps	315,504
Receivables:
Receivable for Fund shares sold	2,999,950
Receivable from Broker	415,192
Prepaid expenses	8,433
Total Assets	162,076,754

Liabilities
Written options, at value (premiums received $627,103)	181,774
Premiums received from swaps	929,583
Unrealized depreciation on swaps	362,714
Payables:
Due to Investment Adviser	94,802
Accrued Distribution and Service fees	12,156
Other accrued expenses	66,164
Total Liabilities	1,647,193

Net Assets	$160,429,561

COMPONENTS OF NET ASSETS
Paid-in capital	$161,053,281
Undistributed net investment income	96,664
Accumulated net realized loss on investments, purchased options, future and forward currency contracts, written options, foreign currency, and swap contracts	(2,298,228)
Net unrealized appreciation/depreciation on:
Investments	(351,163)
Purchased options	(54,970)
Future contracts	779,505
Forward currency contracts	827,868
Written options	445,329
Foreign currency	(21,515)
Swap contracts	(47,210)
Net Assets	$160,429,561

Advisor Class:
Net assets applicable to shares outstanding	$100,277
Shares outstanding (unlimited shares authorized with $0.01 par value)	10,504
Net Asset Value, Redemption Price and Offering Price Per Share	$9.55

Institutional Class:
Net assets applicable to shares outstanding	$1,025,669
Shares outstanding (unlimited shares authorized with $0.01 par value)	107,338
Net Asset Value, Redemption Price and Offering Price Per Share	$9.56

Super Institutional Class:
Net assets applicable to shares outstanding	$159,303,615
Shares outstanding (unlimited shares authorized with $0.01 par value)	16,669,275
Net Asset Value, Redemption Price and Offering Price Per Share	$9.56

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Operations
For the Period Ended June 30, 2016*

Investment Income
Dividends	$76,624
Interest	123,864
Total Investment Income	200,488

Expenses
Management fees	529,371
Administration fees	104,705
Organizational costs (Note 2)	43,605
Transfer agent fees	43,166
Registration fees	33,021
Audit fees	22,486
Legal fees	18,986
Reports to shareholders	12,802
Shareholder servicing fees	12,122
Custody fees	12,079
Compliance fees	10,999
Trustees fees	8,034
Interest expense	6,988
Miscellaneous expenses	6,106
Insurance expense	1,127
Distribution fees	35
Total expenses	865,632
Less: Expense waived by the Adviser (Note 3)	(229,053)
Net expenses	636,579

Net Investment Loss	(436,091)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	689,701
Purchased options	130,392
Future contracts	(1,505,874)
Forward currency contracts	(1,237,465)
Written options	373,176
Foreign currency	(208,268)
Swap contracts	(322,619)
Net realized loss	(2,080,957)
Net change in unrealized appreciation/depreciation on:
Investments	(351,163)
Purchased options	(54,970)
Future contracts	779,505
Forward currency contracts	827,868
Written options	445,329
Foreign currency	(21,515)
Swap contracts	(47,210)
Net change in appreciation/depreciation	1,577,844

Net realized loss on investments, purchased options, future and forward currency
contracts, written options, foreign currency, and swap contracts	(503,113)

Net Decrease in Net Assets from Operations	$(939,204)

* Commencement of operations on August 1, 2015.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Changes in Net Assets

Operations	For the Period ended June 30, 2016
Net investment loss	$(436,091)
Net realized loss on investments, purchased options, future and forward currency contracts,
written options, foreign currency, and swap contracts	(2,080,957)
Net change in unrealized appreciation/depreciation on investments, purchased options,
future and forward currency contracts, written options, foreign currency, and swap contracts	1,577,844
Net decrease in net assets resulting from operations	(939,204)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class *	100,000
Institutional Class **	15,049,950
Super Institutional Class **	163,415,408
Cost of units redeemed
Advisor Class *	-
Institutional Class **	(13,250,018)
Super Institutional Class **	(3,946,575)
Net increase in net assets from capital transactions	161,368,765

Total increase in net assets	160,429,561

Net Assets
Beginning of period	-
End of period	$160,429,561

Undistributed net investment income	$96,664

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	10,504
Shares redeemed	-
Net increase in shares outstanding	10,504

Institutional Class
Shares sold	1,505,209
Shares redeemed	(1,397,871)
Net increase in shares outstanding	107,338

Super Institutional Class
Shares sold	17,081,016
Shares redeemed	(411,741)
Net increase in shares outstanding	16,669,275

* Commencement of operations on May 12, 2016.
** Commencement of operations on August 1, 2015.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Advisor Class

For a capital share outstanding throughout the period
	For the Period May 12, 2016* through June 30, 2016
Net asset value, beginning of period	$9.52

Income (loss) from investment operations:
Net investment loss (1)	(0.02)
Net realized and unrealized gain on investments	0.05 (7)
Total from investment operations	0.03

Net asset value, end of period	$9.55

Total return	0.32%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.85%	(3	)(4)
After fees waived by the Adviser	1.46%	(3	)(4)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser	-1.65%	(3	)(5)
After fees waived by the Adviser	-1.26%	(3	)(5)
Portfolio turnover rate	54%	(2	)(6)

*	Commencement of operations

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratio of expenses to average net assets includes interest expense on broker accounts. For the period ended June 30, 2016, the ratio of expenses to average net assets excluding interest expense before and after fees waived by the Adviser is 1.84% and 1.45%, respectively.

(5)
The ratio of net investment loss to average net assets includes interest expense on broker accounts. For the period ended June 30, 2016, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived by the Adviser is -1.64% and -1.25%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings. The period used for the ratio calculation is from August 1, 2015 through June 30, 2016.

(7)
The amount of net realized and unrealized gain (loss) on investment per share for the period ended June 30, 2016 does not accord amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout the period
	For the Period August 1, 2015* through June 30, 2016
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss (1)	(0.09)
Net realized and unrealized loss on investments	(0.35)
Total from investment operations	(0.44)

Net asset value, end of period	$9.56

Total return	-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.55%	(3	)(4)
After fees waived by the Adviser	1.16%	(3	)(4)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser	-1.44%	(3	)(5)
After fees waived by the Adviser	-1.05%	(3	)(5)
Portfolio turnover rate	54%	(2	)(6)

*	Commencement of operations

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratio of expenses to average net assets includes interest expense on broker accounts. For the period ended June 30, 2016, the ratio of expenses to average net assets excluding interest expense before and after fees waived by the Adviser is 1.54% and 1.15%, respectively.

(5)
The ratio of net investment loss to average net assets includes interest expense on broker accounts. For the period ended June 30, 2016, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived by the Adviser is -1.43% and -1.04%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Super Institutional Class

For a capital share outstanding throughout the period
	For the Period August 1, 2015* through June 30, 2016
Net asset value, beginning of period	$10.00

Loss from investment operations:
Net investment loss (1)	(0.06)
Net realized and unrealized loss on investments	(0.38)
Total from investment operations	(0.44)

Net asset value, end of period	$9.56

Total return	-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.45%	(3	)(4)
After fees waived by the Adviser	1.06%	(3	)(4)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser	-1.05%	(3	)(5)
After fees waived by the Adviser	-0.66%	(3	)(5)
Portfolio turnover rate	54%	(2	)(6)

*	Commencement of operations

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratio of expenses to average net assets includes interest expense on broker accounts. For the period ended June 30, 2016, the ratio of expenses to average net assets excluding interest expense before and after fees waived by the Adviser is 1.44% and 1.05%, respectively.

(5)
The ratio of net investment loss to average net assets includes interest expense on broker accounts. For the period ended June 30, 2016, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived by the Adviser is -1.04% and -0.65%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.  The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The Fund commenced operations on August 1, 2015. The Fund currently offers three classes of shares: Advisor Class, Institutional Class, and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At June 30, 2016 the Fund’s investment in the Subsidiary represented 2.96% of the Fund’s net assets.  The results from operations of Subsidiary were as follows:

Net investment income	$11,695
Net realized gain	184,424
Net increase in unrealized appreciation (depreciation)	236,955
Net increase in net assets resulting from Operations	$433,074

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

At June 30, 2016, the investments held in the Subsidiary was $4,753,500; there were $275,327 of unrealized losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 950 options and 147 futures contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models.  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2016:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Purchased Options	$-	$1,275,940	$-	$1,275,940
Short Term Investments	-	120,611,519	-	120,611,519
Total Investments	$-	$121,887,459	$-	$121,887,459

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$-	$(181,774)	$-	$(181,774)
Forward Currency Contracts*	-	827,868	-	827,868
Total Return Swaps*	-	(45,752)	-	(45,752)
Credit Default Swap*	-	(1,458)	-	(1,458)
Future Contracts*	779,505	-	-	779,505
Total	$779,505	$598,884	$-	$1,378,389

* Forward Currency Contracts, Total Return and Credit Default Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps.  Specific types of derivative instruments used by the Fund for the period ended June 30, 2016, include forward currency contracts, purchased and written options, future contracts, total return swaps, and credit default swaps.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

The Fund both purchased and wrote currency options contracts during the period ended June 30, 2016. The Fund had outstanding purchased and written currency option contracts outstanding as listed on the Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract.  A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future.   The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into forward currency and futures contracts during the period ended June 30, 2016. The Fund had outstanding forward currency and futures contracts as listed on the Consolidated Schedule of Investments.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts. The Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. As of June 30, 2016, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

Consolidated Statement of Assets and Liabilities Location
	Assets
	Purchased Options	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (1)
Interest rate contracts	$-	$-	$-	$186,793
Currency contracts	1,037,062	827,868	-	143,723
Equity contracts	3,709	-	315,504	919,311
Volatility contracts	235,169	-	-	385,681
Total	$1,275,940	$827,868	$315,504	$1,635,508

	Liabilities
	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (1)
Credit contracts	$-	$-	$(1,458)	$-
Interest rate contracts	-	-	-	(186,376)
Currency contracts	(181,774)	-	-	(3,455)
Equity contracts	-	-	(361,256)	(586,805)
Commodity contracts	-	-	-	(79,367)
Total	$(181,774)	$-	$(362,714)	$(856,003)

(1) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended June 30, 2016:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options	Future Contracts	Forward Currency Contracts	Written Options	Swap Contracts	Total
Interest rate contracts	$-	$-	$-	$-	$(26,431)	$(26,431)
Commodity contracts	-	(200,082)	-	-	-	(200,082)
Credit contracts	(15,890)	49,515	-	6,454	(3,143)	36,936
Currency contracts	417,088	(613,965)	(1,237,465)	(159,438)	-	(1,593,780)
Equity contracts	(574,945)	(741,342)	-	638,294	(293,045)	(971,038)
Volatility contracts	304,139	-	-	(112,134)	-	192,005
Total	$130,392	$(1,505,874)	$(1,237,465)	$373,176	$(322,619)	$(2,562,390)

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options	Future Contracts	Forward Currency Contracts	Written Options	Swaps	Total
Interest contracts	$-	$417	$-	$-	$-	$417
Commodity contracts	-	306,314	-	-	-	306,314
Credit contracts	-	-	-	-	(1,458)	(1,458)
Currency contracts	71,413	140,268	827,868	445,329	-	1,484,878
Equity contracts	(178,188)	332,506	-	-	(45,752)	108,566
Volatility Contracts	51,805	-	-	-	-	51,805
Total	$(54,970)	$779,505	$827,868	$445,329	$(47,210)	$1,950,522

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

The average monthly volume of derivative instruments held by the Fund during the period ended June 30, 2016 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swap	Notional Amount	13,982,000	EUR
Interest rate swap	Notional Amount	5,373,000	EUR
Total return swaps	Notional Amount	$1,416,531
Forward currency contracts	Notional Amount	$27,238,121
Futures – Long	Notional Amount	$28,277,298
Futures – Short	Notional Amount	$(8,448,198)
Purchased options	Contracts	119,528
Purchased binary options	Notional Amount	$1,973,367
Purchased currency options	Notional Amount	$19,747,334
Written options	Contracts	(159)
Written currency options	Notional Amount	$(33,346,162)

The following table shows the Fund’s written options transactions for the period ended June 30, 2016:

	Contracts	Notional	Premiums
Balance at August 1, 2015*	-	$-	$-
Options written	(881,230)	(450,105,253)	(2,372,778)
Option assignments	-	-	-
Options purchased to cover	754,940	356,260,393	1,285,902
Option expirations	126,290	-	459,773
Balance at June 30, 2016	-	$(93,844,860)	$(627,103)
* Commencement of operations

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2016:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options
J.P. Morgan Chase	$1,040,771	$-	$1,040,771	$(181,774)	$-	$858,997
Morgan Stanley	235,169	-	235,169	-	-	235,169
Futures Contracts (2)
Morgan Stanley	1,635,508	(856,003)	779,505	-	-	779,505
Forward Contracts
J.P. Morgan Chase	1,124,143	(296,275)	827,868	-	-	827,868
Swaps Contracts
J.P. Morgan Chase	315,504	-	315,504	(315,504)	-	-
	$4,351,095	$(1,152,278)	$3,198,817	$(497,278)	$-	$2,701,539

Liabilities:
Written Options
J.P. Morgan Chase	$(181,774)	$-	$(181,774)	$181,774	$-	$-
Futures Contracts (2)
Morgan Stanley	(856,003)	856,003	-	-	-	-
Forward Contracts
J.P. Morgan Chase	(296,275)	296,275	-	-	-	-
Swaps Contracts
J.P. Morgan Chase	(360,930)	-	(360,930)	315,504	45,426	-
Morgan Stanley	(1,784)	-	(1,784)	-	1,784	-
	$(1,696,766)	$1,152,278	$(544,488)	$497,278	$47,210	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the fund.

As of and during the period ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

(g) Restricted Cash & Brokerage Accounts

At June 30, 2016, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments.  On June 30, 2016, the Fund had pledged the following amounts as collateral for open currency contracts, and written options:

Counterparty	Amount Pledged (1)	Deposits with Brokers
J.P. Morgan Chase	$12,850,000	$2,380,999
Morgan Stanley	-	10,204,959
Total	$12,850,000	$12,585,958

(1)	Excludes non-pledged cash or collateral held by broker.

The amount presented as Receivable from Broker on the Consolidated Statement of Assets and Liabilities includes cash and variation margin.

(h) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2016, the Fund held $22,187,837 as cash reserves at U.S. Bank that exceeded the FDIC insurance limit.

(i) Organizational Costs

Organizational costs in connection with the organization of the Fund are expensed as incurred. For the period from August 1, 2015 (commencement of operations) through June 30, 2016, the Fulcrum Diversified Absolute Return Fund expensed $43,605 in organizational costs associated with the legal fees related to the Fund’s formation.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.45%, 1.15%, and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Class, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended June 30, 2016, the amount of expenses waived by the Adviser was $229,053, which may be recaptured by the Adviser through June 30, 2019.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $8,034 for their services and reimbursement of travel expenses during the period ended June 30, 2016. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended June 30, 2016, were as follows:

Purchases	$27,917,578
Sales	$28,511,525

Note 5 – Federal Income Tax Information

At June 30, 2016, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$122,293,592
Gross Unrealized Appreciation	507,983
Gross Unrealized Depreciation	(914,116)
Net Unrealized Appreciation (Depreciation) on Investments	(406,133)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2016, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid In Capital
$ 532,755	$ (217,271)	$ (315,484)

There were no distributions paid during the period ended June 30, 2016.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
June 30, 2016

As of June 30, 2016, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$896,884
Undistributed Long-term Capital Gains	-
Accumulated Earnings	896,884
Unrealized Appreciation (Depreciation)	(406,133)
Capital Loss carryforward	(1,531,402)
Other book/tax temporary differences	416,931
Total Accumulated Earnings (Deficit)	$(623,720)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of June 30, 2016 the Fund had no post-October losses.

At June 30, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ (1,012,587)	$ (518,815)	$ (1,531,402)

Note 6 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to June 30, 2016 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Fulcrum Diversified Absolute Return Fund

We have audited the accompanying statements of assets and liabilities of the Fulcrum Diversified Absolute Return Funds (the “Fund”), a series of shares of beneficial interest in the Trust for Advised Portfolios, including the schedule of investments, as of June 30, 2016, and the related statement of operations, the statement of changes in net assets and the financial highlights for period August 1, 2015 (commencement of operations) to June 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund‘s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian, counterparties and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fulcrum Diversified Absolute Return Fund as of June 30, 2016 and the results of its operations, the changes in its net assets and its financial highlights for the period August 1, 2015 to June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 29, 2016

Fulcrum Diversified Absolute Return Fund
Additional Information
June 30, 2016 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Fund’s proxy voting guidelines and a record of the Fund’s proxy votes for the period ended June 30, 2016, will be available without charge, upon request, by calling 1-855-538-5278 and on the Securities and Exchange Commission’s website at www.sec.gov.

Tax Information
For the fiscal year ended June 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2016 was 0.00%.

Fulcrum Diversified Absolute Return Fund
TRUSTEE AND OFFICER INFORMATION
Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	Trustee	Since 2011	Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J. 615 E. Michigan St. Milwaukee, WI 53202 Age: 73	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	1	None
David S. Krause 615 E. Michigan St. Milwaukee, WI 53202 Age: 62	Trustee	Since 2011	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.	1	None
Harry E. Resis 615 E. Michigan St. Milwaukee, WI 53202 Age: 70	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	1	None

Interested Trustee(5)
Ian Martin 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Trustee	Since 2013	Executive Vice President, U.S. Bancorp Fund Services, LLC	1	None

Fulcrum Diversified Absolute Return Fund
Trustee and Officer Information (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Age: 41	President and Principal Executive Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)	N/A	N/A

Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Age: 58	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008-2011).	N/A	N/A

Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Age: 35	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)	N/A	N/A

Eric W. Pinciss, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Age: 40	Secretary	Since 2015	Vice President, U.S. Bancorp Fund Services, LLC (January 2012 to present); Contract Attorney, various law firms (2009-2012).	N/A	N/A

(1)   Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)   The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)   “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)   The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)   Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act. Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, David S. Krause and Harry E. Resis are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Fulcrum Diversified Absolute Return Fund
	FYE 06/30/2016	FYE 06/30/2015
Audit Fees	$18,000	N/A
Audit-Related Fees	None	N/A
Tax Fees	$4,500	N/A
All Other Fees	None	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fulcrum Diversified Absolute Return Fund
	FYE 06/30/2016	FYE 06/30/2015
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Fulcrum Diversified Absolute Return Fund
Non-Audit Related Fees	FYE 06/30/2016	FYE 06/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
        Christopher E. Kashmerick, President

Date  September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Christopher E. Kashmerick
        Christopher E. Kashmerick, President

Date  September 8, 2016

By   /s/ Russell B. Simon
        Russell B. Simon, Treasurer

Date  September 8, 2016